                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21133

                             Clarion Investment Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 230 Park Avenue
                               New York, NY 10169
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Daniel Heflin
                            Clarion Investment Trust
                                 230 Park Avenue
                               New York, NY 10169
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-883-2500

                    Date of fiscal year end: October 31, 2005

                    Date of reporting period: April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report(s) to Stockholders.

----------------------------------------------
CLARION TOTAL RETURN FUND
----------------------------------------------  --------------------------------

Officers and Directors

Daniel Heflin
President, Chief Executive Officer and Trustee           CLARION TOTAL
                                                          RETURN FUND
Stephen Baines
Vice President

David N. Drinkwater
Vice President and Secretary

Joanne M. Vitale
Vice President

Yuriy Zubatyy
Chief Compliance Officer

Steven N. Fayne
Trustee                                         --------------------------------

I. Trevor Rozowsky
Trustee

----------------------------------------------

Investment Adviser
        ING Clarion Capital, LLC
        230 Park Avenue
        New York, NY 10169

----------------------------------------------

Administrator
        The Bank of New York
        101 Barclay Street
        New York, NY 10286

----------------------------------------------

Custodian
        The Bank of New York                           Semi-Annual Report
        100 Colonial Center Parkway                 April 30, 2005 (unaudited)
        Lake Mary, FL 32746

----------------------------------------------

                            CLARION TOTAL RETURN FUND
         c/o ING Clarion Capital / 230 Park Avenue / New York, NY 10169
                                Tel 212-883-2500

June 2005

CLARION TOTAL RETURN FUND

Dear Shareholder,

Enclosed is the Semi-annual Report for the Clarion Total Return Fund (the "Fund"). This report covers the period from November 1, 2004 through April 30, 2005. As of April 30, 2005, the net asset value of the Fund was $164,290,415 which included investments in 94 fixed income securities, with a net investment value of $161,781,763. The Fund also has $2,508,652 of other assets (including cash and cash equivalents) net of liabilities.

For the six months ending April 30, 2005, the Fund generated a net total return of 1.87% compared to a return of 0.99% for the Lehman Brothers Aggregate Bond Index. Since the inception of the Fund (July 15, 2002), the portfolio generated a net annual return of 7.03% compared to an annual return of 5.24% for the Lehman Brothers Aggregate Bond Index.

Market Summary

ING Clarion believes that CMBS issuance will remain very strong. According to Morgan Stanley, by year end it is expected that $100 billion of CMBS will have been issued in 2005, resulting in a record issuance. This is expected to bring the total size of the CMBS market to over $600 billion. Year to date April 30, 2005 issuance has been $39 billion.

The recovery in real estate market fundamentals is broadening, although there are increasing property sector and regional differences. The retail sector has been the leader over the past two years. We expect favorable economic and demographic trends to continue supporting this sector over the near-term. The office sector is showing a strong recovery in occupancy levels. However, high levels of tenant improvements and leasing commissions associated with the increase in leasing activity are likely to impact cash flows over the next 12-18 months. The multifamily sector continues to struggle. Market fundamentals remain soft with vacancy well above the historically perceived market equilibrium rate of 5.0%. According to Property & Portfolio Research, as of first quarter 2005, the multifamily vacancy rate was 7.0% with rent growth of 0.2%. The multifamily sector faces sustained competition from continued low mortgage rates and the growing homeownership rate in the primary renter cohort. As a result, we anticipate the multifamily sector will continue to struggle in the near-term until occupancy improves and concessions burn-off.

Portfolio Summary

From a credit perspective, the average credit rating of the Fund is A+. Since November 1, 2004, five securities have been upgraded and there have been no downgrades. For the six months ended April 30, 2005, the Fund made monthly distributions to shareholders at an annual rate of 5.77%. Since the inception of the Fund, it has made distributions at an average annual rate of 5.56%.

With regard to term structure exposure versus the benchmark, as of April 30, 2005, the portfolio had a weighted average life of 6.77 years, while the Lehman Brothers Aggregate Index had a weighted average life of 6.98 years. The modified duration of the Fund was 4.86 years, while the Lehman Brothers Aggregate Index had a modified duration of 4.33 years.

As of April 30, 2005, the portfolio was constructed of 80.8% investment grade securities and 19.2% below-investment grade securities. The Fund's spread to Treasuries was 174 basis points, while the Lehman Brothers Aggregate Index spread to Treasuries was 72 basis points. Due to the fundamental and defensive investment process employed, ING Clarion believes that the Fund will continue to outperform the Lehman Brothers Aggregate Index.

If you have any questions regarding the Fund, please call me or Joseph Calderone at 212-883-2650.

Daniel Heflin
President

Performance Information

                             [GRAPHIC APPEARS HERE]

Clarion Total Return Fund

    Growth in Value of a $10,000 Investment in the Clarion Total Return Fund
                     and the Lehman Brothers Aggregate Index

                                         Value of $10,000
   Date                 Fund             Lehman Aggregate
---------------------------------------------------------
  07/15/02            $  10,000             $   10,000
  7/1/2002            $  10,022             $   10,013
 8/31/2002            $  10,240             $   10,182
 9/30/2002            $  10,448             $   10,347
10/31/2002            $  10,408             $   10,300
11/30/2002            $  10,297             $   10,297
12/31/2002            $  10,542             $   10,510
 1/31/2003            $  10,518             $   10,519
 2/28/2003            $  10,693             $   10,664
 3/31/2003            $  10,685             $   10,656
 4/30/2003            $  10,760             $   10,744
 5/31/2003            $  11,026             $   10,944
 6/30/2003            $  11,053             $   10,922
 7/31/2003            $  10,670             $   10,555
 8/31/2003            $  10,695             $   10,625
 9/30/2003            $  11,059             $   10,906
10/31/2003            $  10,922             $   10,805
11/30/2003            $  10,972             $   10,831
12/31/2003            $  11,085             $   10,941
 1/31/2004            $  11,195             $   11,029
 2/29/2004            $  11,386             $   11,148
 3/31/2004            $  11,495             $   11,231
 4/30/2004            $  11,137             $   10,939
 5/31/2004            $  11,118             $   10,895
 6/30/2004            $  11,207             $   10,958
 7/31/2004            $  11,334             $   11,066
 8/31/2004            $  11,604             $   11,277
 9/30/2004            $  11,671             $   11,308
10/31/2004            $  11,868             $   11,403
11/30/2004            $  11,766             $   11,312
12/31/2004            $  11,879             $   11,416
 1/31/2005            $  11,973             $   11,488
 2/28/2005            $  11,955             $   11,420
 3/31/2005            $  11,884             $   11,362
 4/30/2005            $  12,090             $   11,515
---------------------------------------------------------

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Unlike the returns of the Fund, the returns of the Lehman Brothers Aggregate Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                      One Year Ended        Inception to
                                      April 30, 2005     April 30, 2005(a)
                                      --------------     -----------------
Clarion Total Return Fund                  8.56%               7.03%
Lehman Brothers Aggregate Bond Index       5.27%               5.24%

(a) Average annual total return from commencement of Fund operations (July 15, 2002)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

                                                                                     Principal
                                                                                       Amount           Value(a)
                                                                                    ------------      ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (85.20%)
GS Mortgage Securities Corp. II                          6.771% due 05/03/11(b)     $  5,000,000      $  5,577,300
J.P. Morgan Chase Commercial Mortgage Securities Corp.   4.393% due 12/12/12           4,467,369         4,453,297
Morgan Stanley Capital I                                 4.030% due 06/15/09           4,396,665         4,373,512
CS First Boston Mortgage Securities Corp.                6.380% due 12/18/10           4,000,000         4,329,760
First Union - Lehman Brothers Commercial Mortgage Corp.  6.790% due 10/18/11           3,300,000         3,583,041
Mortgage Capital Funding, Inc.                           6.000% due 02/18/08(b)        3,600,000         3,498,609
GE Capital Commercial Mortgage Corp.                     4.093% due 01/10/10           3,500,000         3,464,226
Bear Stearns Commercial Mortgage Securities, Inc.        7.780% due 02/15/10           3,000,000         3,383,820
CS First Boston Mortgage Securities Corp.                6.000% due 07/15/12(b)        4,479,000         3,140,374
Chase Commercial Mortgage Securities Corp.               6.390% due 11/18/08           3,000,000         3,117,480
LB UBS Commercial Mortgage Trust                         4.928% due 04/15/30(b)        3,000,000         3,097,050
Wachovia Bank Commercial Mortgage Trust                  5.382% due 06/15/13(b)        3,500,000         3,025,176
CS First Boston Mortgage Securities Corp.                5.530% due 07/15/14(b)        3,000,000         2,994,753
Merrill Lynch Mortgage Investors, Inc.                   5.595% due 09/12/42           3,000,000         2,893,828
DLJ Mortgage Acceptance Corp.                            7.760% due 04/15/07(b)        2,600,000         2,737,878
LB UBS Commercial Mortgage Trust                         5.224% due 08/15/13(b)        3,618,000         2,731,448
CS First Boston Mortgage Securities Corp.                5.226% due 11/15/14(b)        3,000,000         2,591,953
DLJ Mortgage Acceptance Corp.                            7.830% due 08/12/06(b)        2,500,000         2,590,175
Chase Commercial Mortgage Securities Corp.               7.600% due 06/18/06           2,500,000         2,569,725
Commercial Mortgage Pass-Through Certificates            5.090% due 06/10/11           2,500,000         2,559,150
Mortgage Capital Funding, Inc.                           7.214% due 11/20/07(b)        2,500,000         2,535,547
BXG Receivables Note Trust                               4.445% due 10/01/11(b)        2,480,150         2,454,573
GMAC Commercial Mortgage Securities, Inc.                4.576% due 05/10/13           2,398,198         2,411,532
J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.056% due 01/12/13(b)        3,727,000         2,267,647
Wachovia Bank Commercial Mortgage Trust                  4.932% due 04/15/13(b)        3,020,000         2,260,753
DLJ Mortgage Acceptance Corp.                            7.977% due 09/10/09           2,000,000         2,213,900
DLJ Commercial Mortgage Corp.                            7.613% due 06/10/09           2,000,000         2,186,840
Chase Commercial Mortgage Securities Corp.               6.484% due 02/14/11(b)        2,000,000         2,164,580
J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.039% due 01/15/15(b)        2,074,000         2,072,229
Commercial Mortgage Pass-Through Certificates            5.234% due 08/10/13           2,000,000         2,059,960
Wachovia Bank Commercial Mortgage Trust                  0.051% due 10/15/41(b)       100,759,74(c)      2,024,122
Wachovia Bank Commercial Mortgage Trust                  5.411% due 07/15/14(b)        2,000,000         2,002,520
Wachovia Bank Commercial Mortgage Trust                  4.260% due 04/15/09           2,000,000         1,990,026
Banc of America Commercial Mortgage, Inc.                4.041% due 04/10/09           2,000,000         1,981,174
GS Mortgage Securities Corp. II                          6.526% due 08/15/11(b)        1,795,000         1,973,118
CS First Boston Mortgage Securities Corp.                5.790% due 08/15/14(b)        2,000,000         1,970,592
LB UBS Commercial Mortgage Trust                         0.430% due 05/15/17(b)       53,587,890(c)      1,968,658
GE Capital Commercial Mortgage Corp.                     5.396% due 04/10/14(b)        2,000,000         1,961,520
J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.472% due 01/12/15(b)        2,000,000         1,957,292
Merrill Lynch Mortgage Investors, Inc.                   7.420% due 03/25/06           1,750,000         1,788,255
CS First Boston Mortgage Securities Corp.                6.067% due 03/15/13(b)        1,750,000         1,779,978
CS First Boston Mortgage Securities Corp.                6.250% due 10/18/09           1,675,000         1,753,876
Bear Stearns Commercial Mortgage Securities, Inc.        6.502% due 02/12/06(b)        1,500,000         1,528,845
Mortgage Capital Funding, Inc.                           5.750% due 12/21/26           1,500,000         1,482,305
DLJ Commercial Mortgage Corp.                            6.080% due 08/10/08           1,451,343         1,479,266
J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.721% due 07/12/17(b)        1,300,000         1,274,501
Chase Commercial Mortgage Securities Corp.               7.370% due 02/19/07           1,101,358         1,143,078
J.P. Morgan Chase Commercial Mortgage Securities Corp.   7.184% due 12/15/11(b)        1,000,000         1,116,800
Prudential Securities Secured Financing Corp.            7.193% due 04/15/09           1,000,000         1,089,940
LB UBS Commercial Mortgage Trust                         5.250% due 07/15/13(b)        1,120,000         1,080,065
Chase Commercial Mortgage Securities Corp.               6.560% due 05/18/08           1,000,000         1,060,710
Bear Stearns Commercial Mortgage Securities, Inc.        5.817% due 05/14/09(b)        1,000,000         1,004,620
CS First Boston Mortgage Securities Corp.                5.204% due 11/15/06(b)        1,000,000         1,000,850
Wachovia Bank Commercial Mortgage Trust                  5.153% due 12/15/14(b)        1,000,000           999,049
LB UBS Commercial Mortgage Trust                         4.647% due 02/15/13           1,000,000           977,761
J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.453% due 01/12/39(b)        1,000,000           959,857
LB UBS Commercial Mortgage Trust                         5.280% due 01/15/16(b)        1,000,000           958,204
GE Capital Commercial Mortgage Corp.                     5.372% due 06/10/48(b)        1,000,000           958,027
Morgan Stanley Dean Witter Capital I                     4.570% due 07/18/06             797,250           799,777
Chase Commercial Mortgage Securities Corp.               7.370% due 02/19/07             750,000           788,633
J.P. Morgan Chase Commercial Mortgage Securities Corp.   0.260% due 06/12/24(b)       61,993,105(c)        747,066
GE Capital Commercial Mortgage Corp.                     0.044% due 07/10/19(b)       74,398,458(c)        745,279
Commercial Mortgage Acceptance Corp.                     6.790% due 08/15/08             721,587           744,815
CLARION TOTAL RETURN FUND

                       See Notes to Financial Statements.

April 30, 2005 (unaudited)

                                                                                       Principal
                                                                                         Amount             Value(a)
                                                                                     -------------       --------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Pass-Through Certificates              3.251% due 10/10/12       $     745,511       $      711,890
Wachovia Bank Commercial Mortgage Trust                    0.207% due 07/15/26(b)      118,401,926(c)           678,064
Wachovia Bank Commercial Mortgage Trust                    3.537% due 06/15/13(b)          600,000              579,892
LB UBS Commercial Mortgage Trust                           6.155% due 07/14/11(b)          533,589              562,323
DLJ Mortgage Acceptance Corp.                              7.660% due 04/15/07(b)          500,000              525,915
Morgan Stanley Dean Witter Capital I                       5.310% due 06/15/06             493,373              496,975
J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.804% due 06/15/18(b)          500,000              494,271
Commercial Mortgage Pass-Through Certificates              3.754% due 12/15/06(b)          431,447              431,914
Nationslink Funding Corp.                                  6.001% due 11/20/07             386,173              388,705
Merrill Lynch Mortgage Investors, Inc.                     7.120% due 03/18/07             292,613              303,411
Morgan Stanley Dean Witter Capital I                       5.980% due 09/15/06             207,552              208,557
Chase Commercial Mortgage Securities Corp.                 6.600% due 12/19/07             120,000              126,349
TIAA Retail Commercial Trust                               5.770% due 05/19/06(b)           45,529               45,807
                                                                                                         --------------
    Total Commercial Mortgage-Backed Securities
    (Cost $139,130,527)                                                                                     139,984,768
                                                                                                         --------------
CORPORATE BONDS (4.79%)
Senior Housing Trust                                       8.625% due 01/15/12           3,000,000            3,255,000
Meritage Homes Corp.                                       7.000% due 05/01/14           1,585,000            1,553,300
Standard Pacific Corp.                                     6.875% due 05/15/11           1,140,000            1,140,000
Trustreet Properties, Inc.                                 7.500% due 04/01/15(b)        1,000,000            1,000,000
Petro Stopping Centers LP                                  9.000% due 02/15/12             750,000              736,875
Stater Brothers Holdings                                   8.125% due 06/15/12             200,000              186,000
                                                                                                         --------------
    Total Corporate Bonds
    (Cost $8,231,980)                                                                                         7,871,175
                                                                                                         --------------
MORTGAGE-BACKED SECURITIES (2.20%)
Federal National Mortgage Association                      5.50% due 10/01/32            1,294,671            1,307,628
Federal Home Loan Mortgage Corporation                     5.50% due 03/01/23              978,235              982,809
Federal National Mortgage Association                      5.00% due 05/01/18              949,091              949,161
Federal Home Loan Mortgage Corporation                     6.00% due 11/01/32              366,942              374,305
                                                                                                         --------------
    Total Mortgage-Backed Securities
    (Cost $3,657,862)                                                                                         3,613,903
                                                                                                         --------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (6.28%)
Government National Mortgage Association                   5.888% due 08/16/42           3,491,554            3,663,541
Government National Mortgage Association                   3.110% due 01/16/19           1,857,144            1,799,037
Government National Mortgage Association                   5.467% due 11/16/45           1,110,558            1,115,417
Government National Mortgage Association                   5.473% due 09/16/44           1,090,830            1,110,771
Government National Mortgage Association                   5.105% due 01/16/45           1,106,290            1,043,067
Government National Mortgage Association                   5.481% due 03/16/46             542,778              543,986
Government National Mortgage Association                   5.559% due 03/16/44             528,510              541,062
Government National Mortgage Association                   5.108% due 11/16/45             544,440              495,036
                                                                                                         --------------
    Total United States Government Agencies & Obligations
    (Cost $9,738,408)                                                                                        10,311,917
                                                                                                         --------------
TOTAL SECURITIES (98.47%)
    (Cost $160,758,777)(d)                                                                                  161,781,763
                                                                                                         --------------
OTHER ASSETS, NET OF LIABILITIES (1.53%)                                                                      2,508,652
                                                                                                         --------------
NET ASSETS (100.00%)                                                                                     $  164,290,415
                                                                                                         ==============

(a) See Note B to Financial Statements.
(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The value of these securities at April 30, 2005 was $78,069,194 or 47.7% of net assets. See Note B5.
(c) Represents notional amount of interest-only security.
(d) The cost for federal income tax purposes was $160,758,777. At April 30, 2005 net unrealized appreciation for all securities based on tax cost was $1,022,986. This consisted of aggregate gross unrealized appreciation for all securities of $2,936,219 and aggregate gross unrealized depreciation for all securities of $1,913,233.

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)

Assets
        Investments, at Value  (Cost $160,758,777)          $   161,781,763
        Cash                                                      1,760,897
        Interest Receivable                                         943,938
        Receivable due from Adviser - Note C                         10,000
        Other Assets                                                 23,348
                                                            ---------------
    Total Assets                                                164,519,946
                                                            ---------------
Liabilities
        Accrued Advisory Fee - Note C                               101,620
        Payable for Securities Purchased                             83,498
        Accrued Audit Fees                                           19,113
        Accrued Administrative Fees - Note D                         13,597
        Accrued Custodian Fees - Note D                               3,608
        Other Accrued Expenses                                        8,095
                                                            ---------------
    Total Liabilities                                               229,531
                                                            ---------------
Net Assets                                                  $   164,290,415
                                                            ===============
Net Assets Consist of:
        Paid in Capital                                         163,760,398
        Over Distributed Realized Gain                             (131,073)
        Over Distributed Income                                    (361,896)
        Unrealized Appreciation                                   1,022,986
                                                            ---------------
Net Assets                                                  $   164,290,415
                                                            ===============

Net Assets                                                  $   164,290,415
Shares of Beneficial Interest
        Shares Issued and Outstanding (Unlimited
         Number Authorized)                                      16,142,163
        Net Asset Value Per Share                           $         10.18
                                                            ===============

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (unaudited)

Investment Income
    Interest                                                $     4,221,519
                                                            ---------------
Expenses
    Investment Advisory Fees - Note C                               188,216
    Administrative Fees - Note D                                     33,621
    Legal Fees                                                       22,176
    Audit Fees                                                       19,613
    Transfer Agent Fees - Note E                                      7,618
    Custodian Fees - Note D                                           5,696
    Insurance                                                         4,606
    Trustees' Fees                                                    4,157
    Other                                                             2,679
                                                            ---------------
    Total Expenses                                                  288,382
                                                            ---------------
Net Investment Income                                             3,933,137
                                                            ---------------
Realized and Unrealized Loss on Investments:
    Net Realized Gain on Investments                                301,355
    Net Change in Unrealized Appreciation
     (Depreciation) on Investments                               (1,398,583)
                                                            ---------------
Net Loss on Investments                                          (1,097,228)
                                                            ---------------
Net Increase in Net Assets Resulting from Operations        $     2,835,909
                                                            ===============

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                  Six Months
                                                    Ended             Year
                                                April 30, 2005        Ended
                                                 (unaudited)    October 31, 2004
                                                --------------  ----------------
Increase (Decrease) in Net Assets from
Operations:
    Net Investment Income                       $    3,933,137  $     7,207,777
    Net Realized Gain on Investments                   301,355          712,907
    Net Change in Unrealized Appreciation
     (Depreciation) on Investments                  (1,398,583)       2,615,948
                                                --------------  ---------------
      Net Increase in Net Assets Resulting
       from Operations                               2,835,909       10,536,632
                                                --------------  ---------------
Distributions:
    Net Investment Income                           (4,295,033)      (7,866,151)
    Capital Gains                                     (486,961)        (395,479)
                                                --------------  ---------------
        Total Distributions                         (4,781,994)      (8,261,630)
                                                --------------  ---------------
Transactions in Shares of Beneficial Interest:
    Shares Issued                                   20,005,000       20,000,300
    - In Lieu of Cash Distributions                  4,782,025        8,261,638
    Shares Redeemed                                       (471)     (15,000,115)
                                                --------------  ---------------
      Net Increase from Transactions in Shares
       of Beneficial Interest                       24,786,554       13,261,823
                                                --------------  ---------------
    Total Increase                                  22,840,469       15,536,825
Net Assets:
    Beginning of Period                            141,449,946      125,913,121
                                                --------------  ---------------
    End of Period                               $  164,290,415  $   141,449,946
                                                ==============  ===============
Shares Issued and Redeemed:
    Shares Issued                                    1,957,764        1,923,051
    - In Lieu of Cash Distributions                    470,596          817,096
    Shares Redeemed                                        (46)      (1,514,918)
                                                --------------  ---------------
      Net Increase in Shares of Beneficial
     Interest                                        2,428,314        1,225,229
                                                ==============  ===============

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2005 (unaudited)

Cash Flows from Operating Activities:
    Net Increase in Net Assets Resulting from Operations         $   2,835,909
    Adjustments to Reconcile Net Increase in Net Assets
     Resulting from Operations to Net Cash Used in Operating
     Activities:
        Cost of Securities Purchased                               (66,739,659)
        Proceeds from Sale of Securities                            41,519,885
        Adjustment to Cost of Interest Only Securities                 161,493
        Decrease in Receivable for Securities Sold                   1,208,243
        Increase in Interest Receivable                                (67,990)
        Increase in Other Assets                                       (18,742)
        Increase in Payable for Securities Purchased                    83,498
        Decrease in Accrued Expenses                                       (81)
        Decrease in Accrued Audit Fees                                  (5,887)
        Decrease in Accrued Custodian Fees                              (5,127)
        Decrease in Accrued Administrative Fees                        (20,603)
        Increase in Accrued Advisory Fee                                22,490
        Net Paydown Loss on Securities                                 127,108
        Net Amortization of Premium and Accretion of Discount          234,885
        Net Change in Unrealized Depreciation on Investments         1,398,583
        Net Realized Gain on Investments                              (301,355)
                                                                 -------------
            Net Cash Used in Operating Activities                  (19,567,350)
                                                                 -------------
Cash Flows From Financing Activities:*
    Cash Subscriptions Received                                     20,005,031
    Cash Redemptions Paid                                                 (471)
                                                                 -------------
            Net Cash Provided by Financing Activities               20,004,560
                                                                 -------------
Net Increase in Cash                                                   437,210
Cash at Beginning of Period                                          1,323,687
                                                                 -------------
Cash at End of Period                                            $   1,760,897
                                                                 =============

* Non-cash financing activities not included herein consist of reinvestment of dividends of $4,782,025.

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding Throughout the Period

                                               Six Months
                                                 Ended                Year               Year                Period
                                             April 30, 2005           Ended              Ended               Ended
                                              (unaudited)        October 31, 2004   October 31, 2003   October 31, 2002(1)
                                             --------------      ----------------   ----------------   -------------------
Net Asset Value, Beginning of Period         $        10.31      $          10.08   $          10.23   $             10.00
                                             --------------      ----------------   ----------------   -------------------
Income From Investment Operations
    Net Investment Income(6)                           0.27                  0.54               0.52                  0.16
    Net Realized and Unrealized Gain (Loss)           (0.08)                 0.30              (0.03)                 0.25
                                             --------------      ----------------   ----------------   -------------------
        Total from Investment Operations               0.19                  0.84               0.49                  0.41
                                             --------------      ----------------   ----------------   -------------------
Distributions

    Net Investment Income                             (0.29)                (0.58)             (0.59)                (0.18)
    Capital Gains                                     (0.03)                (0.03)             (0.05)                    -
                                             --------------      ----------------   ----------------   -------------------
        Total Distributions                           (0.32)                (0.61)             (0.64)                (0.18)
                                             --------------      ----------------   ----------------   -------------------
Net Asset Value, End of Period               $        10.18      $          10.31   $          10.08   $             10.23
                                             --------------      ----------------   ----------------   -------------------
Total Investment Return
    Net Asset Value(2)                                 1.87%(5)              8.66%              4.94%                 4.08%(3)(5)
                                             --------------      ----------------   ----------------   -------------------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)        $      164,290      $        141,450   $        125,913   $            72,310
Ratio of Net Expenses to Average Net
 Assets, After Fee Waiver/Reimbursement                0.38%(4)              0.39%              0.47%                 0.50%(4)
Ratio of Net Expenses to Average Net
 Assets, Before Fee Waiver/Reimbursement               0.38%(4)              0.39%              0.47%                 0.55%(4)
Ratio of Net Investment Income to
 Average Net Assets                                    5.22%(4)              5.29%              4.82%                 5.15%(4)
Portfolio Turnover Rate                                  27%(5)                78%                65%                   30%(5)
                                             --------------      ----------------   ----------------   -------------------

(1) Commencement of investment operations was July 15, 2002.
(2) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
(3) Total investment return would have been lower had certain fees not been waived during the period.
(4) Annualized.
(5) Not annualized.
(6) Calculated based upon average shares outstanding during the period.

                       See Notes to Financial Statements.

                            CLARION TOTAL RETURN FUND
                          NOTES TO FINANCIAL STATEMENTS
                           April 30, 2005 (unaudited)

A. Organization: Clarion Total Return Fund (the "Fund") was formed on June 27, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund is a series of Clarion Investment Trust, a business trust organized under the laws of Delaware. The investment objective of the Fund is to outperform the Lehman Brothers Aggregate Bond Index.

The Fund's shares of beneficial interest are not registered under the Securities Act of 1933.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

        1. Security Valuation: Fixed income securities' valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Trustees. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

        2. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

        3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

        4. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Trustees elects to pay such distributions in shares of the Fund.

                            CLARION TOTAL RETURN FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                           April 30, 2005 (unaudited)

B. Summary of Significant Accounting Policies (continued):

        The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

        5. Restricted Securities: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

        6. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis and adjusted for amortization of premium and accretion of discount.

C. Advisory Services: ING Clarion Capital, LLC (the "Adviser") is the investment adviser of the Fund. The Advisory agreement provides that the Fund shall pay a fee to the Adviser quarterly for its services at the annual rate of 0.25% of the Fund's average daily net assets. To limit the expenses of the Fund during its early years of operation, the Adviser has contractually agreed to a fee cap and expense reimbursement, which the Adviser may recover in later years. To the extent the Fund's operating expenses exceed 0.50% of its average net assets, calculated on an annualized basis, the Adviser has agreed to waive its advisory fees and, if necessary, reimburse the Fund for any such excess. Out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund's investments (which may include, but will not be limited to, legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. The Adviser may recover any fees waived or expenses reimbursed in the three and one half years previous to such recovery, if such recovery does not cause the Fund to exceed such limitation. The Fund will pay no interest, carrying or finance charge with respect to any reimbursed expenses that are subsequently recovered by the Adviser. Such amount may be recovered by the Adviser no later than September 30, 2005. For the year ended October 31, 2003, the Adviser recovered $8,261 of previously waived expenses, in addition to $10,000 of organization expenses. In the year ended October 31, 2004, the Adviser reimbursed the Fund $10,000 of organization expenses which were previously recovered by the Adviser from the Fund in the year ended October 31, 2003.

D. Administration and Custodian Services: The Bank of New York serves as the Fund's Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

F. Purchases and Sales: For the six months ended April 30, 2005, the Fund made purchases of $55,843,207 and sales of $26,514,986 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $10,896,452 and sales of $15,004,900 long-term U.S. Government securities during the year.

                            CLARION TOTAL RETURN FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                           April 30, 2005 (unaudited)

G. Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

H. Other: At April 30, 2005, 99.99% of total shares outstanding were held by one record shareholder.

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 11. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act (17 CFR 270.30a-2) in the exact form set forth below:
Attached hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust

By: /s/ Daniel Heflin
   -------------------------

Name:   Daniel Heflin

Title:  President and Chief Executive Officer

Date:   July 8, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel Heflin
   -------------------------

Name:   Daniel Heflin

Title:  President and Chief Executive Officer

Date:   July 8, 2005

By: /s/ Yuriy Zubatyy
   -------------------------

Name:   Yuriy Zubatyy

Title:  Treasurer and Chief Financial Officer

Date:   July 8, 2005